Quarterly Holdings Report
for
Fidelity® International Bond Index Fund
September 30, 2022
IBI-NPRT3-1122
1.9896130.102
Nonconvertible Bonds - 29.6%
		Principal Amount (a)	Value ($)
Australia - 0.8%
National Australia Bank Ltd.:
2.125% 5/24/28 (Reg. S)	EUR	160,000	144,121
2.347% 8/30/29	EUR	130,000	119,793
New South Wales Treasury Corp.:
1% 2/8/24	AUD	1,099,000	677,967
1.25% 3/20/25 (Reg. S)	AUD	803,000	482,457
2% 3/20/31	AUD	1,106,000	586,633
3% 4/20/29 (Reg. S)	AUD	860,000	511,058
Western Australia Treasury Corp.:
2.5% 7/23/24	AUD	1,531,000	957,114
3% 10/21/26	AUD	1,842,000	1,132,237
TOTAL AUSTRALIA			4,611,380
Austria - 0.1%
Autobahn Schnell AG 0.1% 7/16/35 (Reg. S)	EUR	140,000	94,122
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG 0.1% 5/12/31	EUR	300,000	225,933
Erste Group Bank AG 0.25% 9/14/29 (Reg. S)	EUR	100,000	74,671
Oesterreichische Kontrollbank AG 0.5% 12/15/25 (Reg. S)	GBP	152,000	147,459
OMV AG 2.375% 4/9/32 (Reg. S)	EUR	76,000	65,198
Raiffeisen International Bank-Holding AG 1% 12/4/23 (Reg. S)	EUR	200,000	188,920
TOTAL AUSTRIA			796,303
Bailiwick of Jersey - 0.1%
AA Bond Co. Ltd. 4.875% 7/31/43 (Reg. S)	GBP	128,000	135,307
Heathrow Funding Ltd. 3.661% 1/13/33	CAD	215,000	137,353
TOTAL BAILIWICK OF JERSEY			272,660
Belgium - 0.2%
Anheuser-Busch InBev SA NV:
1.5% 4/18/30 (Reg. S)	EUR	49,000	40,585
2% 3/17/28 (Reg. S)	EUR	32,000	28,764
2.25% 5/24/29 (Reg. S)	GBP	53,000	46,222
3.7% 4/2/40 (Reg. S)	EUR	131,000	116,232
Belfius Bank SA/NV 0% 8/28/26 (Reg. S)	EUR	100,000	85,569
Fluvius System Operator CVBA 0.25% 6/14/28 (Reg. S)	EUR	100,000	80,801
KBC Group NV:
0.125% 1/14/29 (Reg. S) (b)	EUR	100,000	77,861
0.5% 12/3/29 (b)	EUR	100,000	86,997
1.125% 1/25/24 (Reg. S)	EUR	500,000	475,612
TOTAL BELGIUM			1,038,643
Canada - 2.9%
407 International, Inc.:
2.84% 3/7/50	CAD	73,000	37,517
3.65% 9/8/44	CAD	295,000	178,196
Altalink LP 3.717% 12/3/46	CAD	338,000	209,174
Bank of Montreal 3.19% 3/1/28	CAD	65,000	43,656
Bank of Nova Scotia:
0.25% 1/11/24 (Reg. S)	EUR	797,000	758,245
1.375% 12/5/23 (Reg. S)	GBP	134,000	142,081
3.1% 2/2/28	CAD	85,000	57,063
Bell Canada 4.45% 2/27/47	CAD	40,000	24,909
Canada Housing Trust No. 1:
1.6% 12/15/31 (c)	CAD	320,000	195,839
1.9% 9/15/26 (c)	CAD	480,000	324,705
Canadian Imperial Bank of Commerce:
0.01% 4/30/29 (Reg. S)	EUR	3,019,000	2,405,925
1.7% 7/15/26	CAD	498,000	320,280
2.43% 6/9/23	CAD	91,000	64,932
Canadian National Railway Co. 3.6% 8/1/47	CAD	229,000	135,631
Choice Properties REIT 4.178% 3/8/28	CAD	128,000	87,906
CI Financial Corp. 3.759% 5/26/25	CAD	513,000	356,443
CPPIB Capital, Inc. 1.25% 12/7/27 (Reg. S)	GBP	544,000	499,334
CU, Inc. 3.548% 11/22/47	CAD	280,000	163,932
Enbridge Gas, Inc. 3.65% 4/1/50	CAD	290,000	172,171
Enbridge Pipelines, Inc. 4.13% 8/9/46	CAD	766,000	440,818
EPCOR Utilities, Inc. 3.554% 11/27/47	CAD	571,000	334,639
Fairfax Financial Holdings Ltd. 4.7% 12/16/26	CAD	234,000	163,403
Greater Toronto Airports Authority 2.75% 10/17/39	CAD	516,000	289,944
Hydro One, Inc.:
0.71% 1/16/23	CAD	127,000	91,053
1.69% 1/16/31	CAD	417,000	243,335
3.02% 4/5/29	CAD	30,000	20,000
Hydro-Quebec:
4% 2/15/63	CAD	270,000	192,199
5% 2/15/50	CAD	50,000	41,303
Inter Pipeline Ltd. 4.232% 6/1/27	CAD	1,526,000	1,043,615
Keyera Corp. 3.959% 5/29/30	CAD	991,000	643,018
Magna International, Inc. 1.9% 11/24/23	EUR	2,002,000	1,937,534
Manulife Bank of Canada 2.844% 1/12/23	CAD	549,000	396,185
North West Redwater Partnership/NWR Financing Co. Ltd. 4.35% 1/10/39	CAD	641,000	421,250
Nova Scotia Province 3.45% 6/1/45	CAD	150,000	95,334
Ontario Power Generation, Inc.:
2.893% 4/8/25	CAD	390,000	270,147
3.215% 4/8/30	CAD	100,000	65,209
Pembina Pipeline Corp.:
3.62% 4/3/29	CAD	80,000	52,495
4.74% 1/21/47	CAD	522,000	315,301
PSP Capital, Inc. 3.29% 4/4/24	CAD	520,000	372,302
Royal Bank of Canada:
0.25% 1/29/24 (Reg. S)	EUR	779,000	740,308
0.625% 9/10/25 (Reg. S)	EUR	756,000	692,862
2.609% 11/1/24	CAD	102,000	70,525
2.949% 5/1/23	CAD	284,000	203,867
Shaw Communications, Inc. 2.9% 12/9/30	CAD	1,048,000	635,727
TELUS Corp. 3.95% 2/16/50	CAD	33,000	18,424
The Toronto-Dominion Bank:
1.707% 7/28/25 (Reg. S)	EUR	360,000	340,921
1.943% 3/13/25	CAD	252,000	170,134
2.496% 12/2/24	CAD	60,000	41,356
Toronto Hydro Corp. 2.43% 12/11/29	CAD	80,000	51,042
TransCanada PipeLines Ltd.:
3% 9/18/29	CAD	30,000	18,976
4.18% 7/3/48	CAD	33,000	18,757
4.35% 6/6/46	CAD	546,000	322,473
TOTAL CANADA			16,932,395
China - 7.2%
Agricultural Development Bank of China:
2.99% 8/11/26	CNY	31,790,000	4,526,627
3.52% 5/24/31	CNY	38,250,000	5,574,927
China Development Bank:
3.34% 7/14/25	CNY	49,780,000	7,168,878
3.41% 6/7/31	CNY	2,540,000	366,478
3.48% 1/8/29	CNY	62,240,000	9,035,083
3.5% 11/4/46	CNY	820,000	119,301
3.68% 2/26/26	CNY	27,100,000	3,948,687
3.7% 10/20/30	CNY	17,030,000	2,512,720
3.8% 1/25/36	CNY	550,000	82,665
Export-Import Bank of China:
3.22% 5/14/26	CNY	50,670,000	7,281,319
3.38% 7/16/31	CNY	8,990,000	1,297,378
TOTAL CHINA			41,914,063
Czech Republic - 0.0%
EP Infrastructure A/S 1.659% 4/26/24 (Reg. S)	EUR	110,000	89,061
Denmark - 0.2%
Danske Bank A/S:
0.01% 11/10/24 (Reg. S) (b)	EUR	261,000	246,007
0.5% 8/27/25 (Reg. S) (b)	EUR	140,000	127,831
2.5% 6/21/29 (Reg. S) (b)	EUR	126,000	117,521
Nykredit Realkredit A/S:
0.125% 7/10/24 (Reg. S)	EUR	130,000	119,702
0.5% 7/10/25 (Reg. S)	EUR	144,000	129,793
ORSTED A/S:
2.125% 5/17/27 (Reg. S)	GBP	104,000	97,414
2.5% 5/16/33 (Reg. S)	GBP	104,000	83,215
TOTAL DENMARK			921,483
Finland - 0.1%
Nordea Bank ABP:
1% 6/27/29 (Reg. S) (b)	EUR	135,000	122,928
2.5% 5/23/29 (Reg. S)	EUR	144,000	127,319
Nordea Mortgage Bank PLC 1% 11/5/24 (Reg. S)	EUR	180,000	170,205
OP Mortgage Bank PLC 1% 11/28/24 (Reg. S)	EUR	170,000	160,469
Pohjola Bank PLC 1.375% 9/4/26 (Reg. S)	GBP	160,000	144,603
TOTAL FINLAND			725,524
France - 3.1%
Aeroports de Paris SA 2.125% 10/2/26 (Reg. S)	EUR	500,000	468,062
Autoroutes du Sud de la France 2.75% 9/2/32 (Reg. S)	EUR	100,000	92,585
AXA SA:
1.875% 7/10/42 (Reg. S) (b)	EUR	153,000	107,063
3.375% 7/6/47 (Reg. S) (b)	EUR	100,000	89,862
Banque Federative du Credit Mutuel SA:
0.625% 11/19/27 (Reg. S)	EUR	100,000	81,663
0.875% 12/7/27 (Reg. S)	GBP	600,000	506,748
1% 7/16/26 (Reg. S)	GBP	100,000	91,323
1.25% 5/26/27 (Reg. S)	EUR	100,000	87,145
2.5% 5/25/28 (Reg. S)	EUR	200,000	169,941
2.625% 11/6/29 (Reg. S)	EUR	100,000	86,390
BNP Paribas SA:
0.875% 7/11/30 (Reg. S) (b)	EUR	100,000	75,746
1.25% 7/13/31 (Reg. S)	GBP	100,000	71,053
1.875% 12/14/27 (Reg. S)	GBP	200,000	172,388
2% 5/24/31 (Reg. S) (b)	GBP	200,000	178,039
2% 9/13/36 (Reg. S)	GBP	100,000	63,907
2.5% 3/31/32 (Reg. S) (b)	EUR	100,000	84,035
3.375% 1/23/26 (Reg. S)	GBP	550,000	544,112
BPCE SA:
0.25% 1/15/26 (Reg. S)	EUR	100,000	88,253
0.625% 9/26/24 (Reg. S)	EUR	500,000	463,217
1% 1/14/32 (Reg. S)	EUR	200,000	142,999
1.625% 1/31/28 (Reg. S)	EUR	100,000	85,330
2.5% 11/30/32 (Reg. S) (b)	GBP	100,000	83,383
BPCE SFH 0.01% 10/16/28 (Reg. S)	EUR	500,000	410,759
Caisse d'Amort de la Dette Sociale:
0% 2/25/28 (Reg. S)	EUR	600,000	508,876
0% 11/25/30 (Reg. S)	EUR	900,000	702,328
0% 5/25/31 (Reg. S)	EUR	300,000	231,226
0.125% 10/25/23 (Reg. S)	EUR	300,000	287,802
Caisse Francaise de Finance:
0.125% 6/30/31 (Reg. S)	EUR	1,200,000	902,777
0.125% 2/15/36 (Reg. S)	EUR	900,000	579,673
Carrefour Banque SA 0.107% 6/14/25 (Reg. S)	EUR	200,000	178,291
CNP Assurances 2.5% 6/30/51 (Reg. S) (b)	EUR	100,000	77,169
Compagnie Financiere du Credit Mutuel:
0.875% 10/25/31 (Reg. S)	EUR	100,000	71,186
1.875% 10/25/29 (b)	EUR	100,000	91,498
Credit Agricole Home Loan SFH 1.5% 9/28/38	EUR	300,000	228,702
Credit Agricole SA:
0.375% 4/20/28 (Reg. S)	EUR	100,000	78,799
1% 9/18/25 (Reg. S)	EUR	200,000	183,243
1.125% 7/12/32 (Reg. S)	EUR	300,000	216,316
1.625% 6/5/30 (Reg. S) (b)	EUR	100,000	88,534
1.874% 12/9/31 (b)	GBP	200,000	172,623
2.625% 3/17/27 (Reg. S)	EUR	107,000	95,045
Credit Commercial de France 0.1% 9/3/27 (Reg. S)	EUR	200,000	164,722
CTE Co. 1.5% 7/29/28 (Reg.S)	EUR	100,000	84,788
Dexia Credit Local SA:
0.625% 2/3/24 (Reg. S)	EUR	100,000	95,583
0.625% 1/17/26 (Reg. S)	EUR	500,000	455,821
0.75% 1/25/23 (Reg. S)	EUR	100,000	97,823
Electricite de France SA 2% 12/9/49 (Reg. S)	EUR	400,000	221,156
Engie SA 0.875% 3/27/24 (Reg. S)	EUR	300,000	285,196
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	200,000	173,314
ICADE 1.625% 2/28/28 (Reg. S)	EUR	100,000	84,479
Klepierre SA 0.875% 2/17/31 (Reg. S)	EUR	100,000	68,167
La Banque Postale:
1% 2/9/28 (Reg. S) (b)	EUR	100,000	84,505
5.625% 9/21/28 (Reg. S) (b)	GBP	100,000	103,721
La Mondiale 0.75% 4/20/26 (Reg. S)	EUR	100,000	84,941
La Poste 1.375% 4/21/32 (Reg. S)	EUR	400,000	319,547
MACIF 0.625% 6/21/27 (Reg. S)	EUR	100,000	79,302
Orange SA 0.75% 6/29/34 (Reg. S)	EUR	500,000	350,936
Oseo SA:
0.125% 11/25/23 (Reg. S)	EUR	100,000	95,780
0.125% 3/25/25 (Reg. S)	EUR	200,000	185,606
0.25% 3/29/30 (Reg. S)	EUR	100,000	81,413
0.625% 5/25/26 (Reg. S)	EUR	200,000	183,918
0.75% 11/25/24	EUR	200,000	189,687
2.125% 11/29/27 (Reg. S)	EUR	200,000	190,911
RCI Banque SA:
0.75% 4/10/23 (Reg. S)	EUR	41,000	39,647
1.625% 5/26/26 (Reg. S)	EUR	37,000	32,163
RTE EdF Transport SA:
0% 9/9/27 (Reg. S)	EUR	100,000	82,179
0.625% 7/8/32 (Reg. S)	EUR	200,000	144,842
Societe du Grand Paris EPIC:
0% 11/25/30 (Reg. S)	EUR	200,000	157,324
1.7% 5/25/50 (Reg. S)	EUR	500,000	349,912
Societe Generale:
1% 11/24/30 (b)	EUR	100,000	83,520
1.25% 2/15/24 (Reg. S)	EUR	500,000	475,033
1.25% 12/7/27	GBP	300,000	248,608
1.5% 5/30/25 (Reg. S) (b)	EUR	500,000	475,136
Societe Generale SFH 0.25% 9/11/23 (Reg. S)	EUR	100,000	96,145
Societe Nationale des Chemins de Fer Francais 0.625% 4/17/30 (Reg. S)	EUR	300,000	250,470
Suez SACA 1.875% 5/24/27 (Reg. S)	EUR	100,000	88,898
UNEDIC:
0% 11/25/28 (Reg. S)	EUR	200,000	166,518
0.25% 11/25/29 (Reg. S)	EUR	600,000	494,750
0.25% 7/16/35 (Reg. S)	EUR	400,000	272,167
0.875% 5/25/28 (Reg. S)	EUR	400,000	355,867
1.25% 10/21/27 (Reg. S)	EUR	100,000	91,721
1.5% 4/20/32 (Reg. S)	EUR	100,000	86,744
Unibail-Rodamco:
0.75% 10/25/28 (Reg. S)	EUR	200,000	150,722
1% 2/27/27 (Reg. S)	EUR	600,000	497,091
Veolia Environnement SA:
0.892% 1/14/24 (Reg. S)	EUR	1,000,000	952,728
1.25% 4/15/28 (Reg. S)	EUR	100,000	86,224
TOTAL FRANCE			18,297,816
Germany - 1.9%
Aareal Bank AG 0.05% 9/2/26 (Reg. S)	EUR	100,000	78,877
Allianz SE:
1.301% 9/25/49 (Reg. S) (b)	EUR	100,000	73,993
4.252% 7/5/52 (Reg. S) (b)	EUR	100,000	87,236
Amprion GmbH 3.45% 9/22/27 (Reg. S)	EUR	100,000	96,603
Bayer AG 1.375% 7/6/32 (Reg. S)	EUR	300,000	218,599
Bayerische Landesbank 1% 12/20/24 (Reg. S)	GBP	300,000	305,869
Berlin Hannoversche Hypothekenbank AG:
0.25% 5/30/23 (Reg. S)	EUR	108,000	104,656
0.25% 5/19/33 (Reg. S)	EUR	1,020,000	736,475
Bremen Freie Hansestadt 0.4% 8/20/49 (Reg. S)	EUR	29,000	15,674
Commerzbank AG:
0.01% 3/11/30	EUR	53,000	41,373
0.5% 12/4/26 (Reg. S)	EUR	58,000	49,763
1.25% 1/9/34	EUR	58,000	46,369
1.5% 8/28/28 (Reg. S)	EUR	100,000	86,593
1.875% 2/28/28 (Reg. S)	EUR	100,000	83,095
Deutsche Bahn Finance BV:
0.375% 12/3/26 (Reg. S)	GBP	64,000	57,696
0.625% 12/8/50 (Reg. S)	EUR	144,000	67,210
0.875% 6/23/39 (Reg. S)	EUR	198,000	122,840
1.375% 7/7/25 (Reg. S)	GBP	28,000	28,029
1.875% 2/13/26 (Reg. S)	GBP	171,000	169,431
Deutsche Bank AG:
3 month EURIBOR + 1.870% 1.875% 2/23/28 (Reg. S) (b)(d)	EUR	100,000	83,342
1.375% 9/3/26 (Reg. S) (b)	EUR	200,000	175,607
1.625% 1/20/27 (Reg. S)	EUR	300,000	249,537
2.625% 12/16/24 (Reg. S)	GBP	200,000	200,801
Deutsche Borse AG 0.125% 2/22/31 (Reg. S)	EUR	100,000	73,028
Deutsche Telekom AG 3.125% 2/6/34 (Reg. S)	GBP	60,000	50,773
E.ON SE:
0.25% 10/24/26 (Reg. S)	EUR	69,000	59,317
0.75% 2/20/28 (Reg. S)	EUR	99,000	82,828
0.875% 10/18/34 (Reg. S)	EUR	117,000	78,033
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (b)	EUR	100,000	66,973
KfW:
0% 6/30/23 (Reg. S)	EUR	173,000	167,480
0% 9/30/26 (Reg. S)	EUR	273,000	242,756
0% 9/15/28 (Reg. S)	EUR	442,000	371,588
0% 9/17/30 (Reg. S)	EUR	261,000	205,995
0.01% 5/5/27 (Reg. S)	EUR	38,000	33,148
0.05% 9/29/34 (Reg. S)	EUR	1,224,000	855,575
0.125% 12/30/26 (Reg. S)	GBP	1,064,000	962,618
0.625% 2/22/27	EUR	283,000	255,390
0.625% 1/7/28	EUR	324,000	287,043
0.75% 6/28/28	EUR	72,000	63,672
0.875% 9/15/26 (Reg. S)	GBP	43,000	40,811
1.25% 8/28/23	NOK	380,000	34,253
1.375% 12/9/24 (Reg. S)	GBP	151,000	156,350
1.375% 2/2/28	SEK	310,000	25,133
1.5% 7/24/24	AUD	82,000	50,063
3.2% 9/11/26	AUD	118,000	72,271
Land Niedersachsen 1.125% 9/12/33 (Reg. S)	EUR	70,000	56,374
Landesbank Baden-Wurttemberg 0.375% 5/7/29 (Reg. S)	EUR	100,000	74,560
Landwirtschaftliche Rentenbank:
0.05% 12/18/29 (Reg. S)	EUR	42,000	33,759
0.875% 12/15/26 (Reg. S)	GBP	19,000	17,783
1.375% 9/8/25 (Reg. S)	GBP	1,512,000	1,522,119
2.6% 3/23/27 (Reg. S)	AUD	60,000	35,451
LEG Immobilien AG:
0.375% 1/17/26 (Reg. S)	EUR	100,000	85,386
0.875% 1/17/29 (Reg. S)	EUR	100,000	75,639
Mercedes-Benz Group AG:
1.125% 8/8/34 (Reg. S)	EUR	27,000	19,569
1.5% 7/3/29 (Reg. S)	EUR	44,000	37,776
Muenchener Hypothekenbank eG:
0.5% 12/11/24 (Reg. S)	GBP	800,000	809,947
1.875% 8/25/32 (Reg. S)	EUR	60,000	52,525
NRW.BANK 0.875% 4/12/34	EUR	387,000	296,982
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	120,000	106,108
UniCredit Bank AG:
0.25% 1/15/32 (Reg. S)	EUR	39,000	29,404
0.375% 1/17/33 (Reg. S)	EUR	200,000	148,387
0.85% 5/22/34 (Reg. S)	EUR	102,000	77,088
Volkswagen Financial Services AG:
1.5% 10/1/24 (Reg. S)	EUR	36,000	33,845
2.5% 4/6/23	EUR	35,000	34,242
3.375% 4/6/28 (Reg. S)	EUR	32,000	29,995
Vonovia SE 1% 6/16/33 (Reg. S)	EUR	400,000	250,313
TOTAL GERMANY			11,242,018
Ireland - 0.2%
Bank of Ireland Group PLC 1% 11/25/25 (Reg. S) (b)	EUR	100,000	90,408
ESB Finance Ltd. 1.125% 6/11/30 (Reg. S)	EUR	135,000	108,275
Johnson Controls International PLC 1.375% 2/25/25	EUR	1,296,000	1,205,723
TOTAL IRELAND			1,404,406
Italy - 0.3%
ACEA SpA 1.5% 6/8/27 (Reg. S)	EUR	117,000	101,472
Amco - Asset Management Co. SpA 1.375% 1/27/25 (Reg. S)	EUR	110,000	101,291
Assicurazioni Generali SpA:
2.124% 10/1/30 (Reg. S)	EUR	130,000	94,501
5.5% 10/27/47 (Reg. S) (b)	EUR	100,000	93,805
Ferrovie dello Stato FS SpA 1.5% 6/27/25 (Reg. S)	EUR	144,000	133,637
Intesa Sanpaolo SpA:
0.75% 3/16/28 (Reg. S)	EUR	150,000	117,987
2.125% 5/26/25 (Reg. S)	EUR	323,000	300,894
Snam SpA:
0% 5/12/24 (Reg. S)	EUR	110,000	102,279
0.75% 6/20/29 (Reg. S)	EUR	190,000	144,870
UniCredit SpA 2.2% 7/22/27 (Reg. S) (b)	EUR	490,000	420,123
TOTAL ITALY			1,610,859
Japan - 0.0%
Takeda Pharmaceutical Co. Ltd. 2% 7/9/40	EUR	157,000	110,070
Korea (South) - 0.0%
Korea Housing Finance Corp. 0.01% 7/7/25 (Reg. S)	EUR	160,000	143,982
Luxembourg - 1.4%
Aroundtown SA 0.375% 4/15/27 (Reg. S)	EUR	200,000	148,279
Becton Dickinson Euro Finance SARL 1.208% 6/4/26	EUR	1,553,000	1,396,707
Blackstone Property Partners Europe LP:
1.25% 4/26/27 (Reg. S)	EUR	153,000	121,455
2% 2/15/24 (Reg. S)	EUR	180,000	168,711
CK Hutchison Group Telecom Finance SA 0.375% 10/17/23 (Reg. S)	EUR	887,000	842,968
CPI Property Group SA 2.75% 5/12/26 (Reg. S)	EUR	153,000	129,161
DH Europe Finance II SARL:
0.2% 3/18/26	EUR	2,894,000	2,544,816
0.75% 9/18/31	EUR	456,000	343,228
1.35% 9/18/39	EUR	192,000	123,972
Logicor Financing SARL 0.75% 7/15/24 (Reg. S)	EUR	558,000	510,036
Medtronic Global Holdings SCA:
0.25% 7/2/25	EUR	100,000	90,506
1.75% 7/2/49 (Reg. S)	EUR	1,527,000	944,769
Nestle Finance International Ltd. 1.25% 11/2/29 (Reg. S)	EUR	30,000	25,719
Prologis International Funding II SA 1.75% 3/15/28 (Reg. S)	EUR	144,000	125,145
Segro Capital SARL 1.25% 3/23/26 (Reg. S)	EUR	160,000	140,832
SELP Finance SARL 1.5% 11/20/25 (Reg. S)	EUR	100,000	87,458
Whirlpool EMEA Finance SARL 0.5% 2/20/28	EUR	170,000	135,419
TOTAL LUXEMBOURG			7,879,181
Mexico - 0.1%
America Movil S.A.B. de CV:
0.75% 6/26/27	EUR	100,000	85,650
1.5% 3/10/24	EUR	100,000	95,726
2.125% 3/10/28	EUR	200,000	179,753
Petroleos Mexicanos 4.75% 2/26/29 (Reg. S)	EUR	100,000	67,623
TOTAL MEXICO			428,752
Multi-National - 0.0%
EUROFIMA 0.15% 10/10/34 (Reg. S)	EUR	191,000	130,324
Netherlands - 1.8%
ABN AMRO Bank NV:
0.375% 1/14/35 (Reg. S)	EUR	200,000	138,937
0.6% 1/15/27 (Reg. S)	EUR	300,000	256,420
0.875% 1/15/24 (Reg. S)	EUR	150,000	142,931
1.375% 1/12/37 (Reg. S)	EUR	400,000	307,814
Airbus Group NV 2.375% 6/9/40 (Reg. S)	EUR	166,000	122,588
Allianz Finance II BV 1.5% 1/15/30 (Reg. S)	EUR	200,000	171,326
Bank Nederlandse Gemeenten NV:
0.75% 1/24/29 (Reg. S)	EUR	2,004,000	1,717,968
3.3% 7/17/28 (Reg. S)	AUD	97,000	57,379
BAT Netherlands Finance BV 3.125% 4/7/28 (Reg. S)	EUR	100,000	87,247
BMV Finance NV:
0.625% 10/6/23 (Reg. S)	EUR	32,000	30,670
1.5% 2/6/29 (Reg. S)	EUR	86,000	75,218
CTP BV 0.75% 2/18/27 (Reg. S)	EUR	108,000	82,527
Daimler International Finance BV:
0.375% 11/8/26 (Reg. S)	EUR	23,000	20,167
1.375% 6/26/26 (Reg. S)	EUR	44,000	40,376
2.625% 4/7/25 (Reg. S)	EUR	472,000	457,706
Deutsche Annington Finance BV:
0.625% 10/7/27 (Reg. S)	EUR	100,000	80,158
0.75% 1/15/24 (Reg. S)	EUR	200,000	189,141
1.625% 4/7/24 (Reg. S)	EUR	400,000	380,295
Digital Dutch Finco BV 1.5% 3/15/30 (Reg. S)	EUR	100,000	74,984
Digital Intrepid Holding BV 0.625% 7/15/31 (Reg. S)	EUR	100,000	65,372
E.ON International Finance BV:
1% 4/13/25 (Reg. S)	EUR	660,000	611,419
1.5% 7/31/29 (Reg. S)	EUR	115,000	94,882
EnBW International Finance BV 0.5% 3/1/33 (Reg. S)	EUR	81,000	51,838
Eneco Holding NV 0% 11/16/26 (Reg. S)	EUR	117,000	99,490
ENEL Finance International NV:
0.375% 6/17/27 (Reg. S)	EUR	220,000	181,851
2.875% 4/11/29 (Reg. S)	GBP	456,000	395,692
Euronext NV 1% 4/18/25 (Reg. S)	EUR	240,000	222,982
Heimstaden Bostad Treasury BV 1.375% 7/24/28 (Reg. S)	EUR	135,000	101,797
ING Groep NV:
0.25% 2/18/29 (Reg. S) (b)	EUR	400,000	308,834
1.125% 2/14/25 (Reg. S)	EUR	300,000	280,079
2.125% 5/26/31 (Reg. S) (b)	EUR	400,000	348,582
3% 2/18/26 (Reg. S)	GBP	100,000	98,083
JAB Holdings BV 2.5% 6/25/29	EUR	100,000	82,975
LeasePlan Corp. NV 2.125% 5/6/25 (Reg. S)	EUR	130,000	120,364
Nationale-Nederlanden Bank NV 1% 9/25/28 (Reg. S)	EUR	700,000	608,026
Naturgy Finance BV 1.25% 1/15/26 (Reg. S)	EUR	200,000	180,084
Nederlandse Waterschapsbank NV:
0.75% 10/4/41 (Reg. S)	EUR	748,000	489,315
3.3% 5/2/29 (Reg. S)	AUD	40,000	23,353
NIBC Bank NV 2% 4/9/24 (Reg. S)	EUR	200,000	191,233
Rabobank Nederland:
0.25% 10/30/26 (Reg. S)	EUR	500,000	428,494
0.75% 8/29/23 (Reg. S)	EUR	300,000	288,428
1.25% 3/23/26 (Reg. S)	EUR	79,000	72,931
Royal Schiphol Group NV 2% 4/6/29 (Reg. S)	EUR	117,000	102,570
Schlumberger Finance BV 2% 5/6/32 (Reg. S)	EUR	230,000	191,955
Siemens Financieringsmaatschappij NV:
0.125% 9/5/29 (Reg. S)	EUR	24,000	18,818
1.75% 2/28/39 (Reg. S)	EUR	23,000	16,739
TenneT Holding BV 0.875% 6/16/35 (Reg. S)	EUR	234,000	158,860
Volkswagen Financial Services AG 2.25% 4/12/25 (Reg. S)	GBP	26,000	25,925
Volkswagen International Finance NV:
1.125% 10/2/23 (Reg. S)	EUR	100,000	95,893
1.625% 1/16/30 (Reg. S)	EUR	45,000	36,964
4.125% 11/16/38 (Reg. S)	EUR	200,000	177,545
WPC Eurobond BV 2.25% 4/9/26	EUR	110,000	99,282
TOTAL NETHERLANDS			10,704,507
Norway - 0.6%
DNB Bank ASA 0.05% 11/14/23 (Reg. S)	EUR	400,000	379,248
DNB Naeringskreditt A/S 0.375% 11/14/23 (Reg. S)	EUR	850,000	814,362
Equinor ASA 1.375% 5/22/32 (Reg. S)	EUR	241,000	193,638
Kommunalbanken A/S:
0.6% 6/1/26	AUD	500,000	277,707
1.5% 12/15/23 (Reg. S)	GBP	100,000	107,476
Sparebank 1 Boligkreditt A/S 0.01% 9/22/27 (Reg. S)	EUR	1,151,000	971,071
Telenor ASA:
0% 9/25/23 (Reg. S)	EUR	253,000	241,144
0.75% 5/31/26 (Reg. S)	EUR	100,000	89,261
1.125% 5/31/29 (Reg. S)	EUR	157,000	131,234
TOTAL NORWAY			3,205,141
Spain - 0.4%
Abertis Infraestructuras SA 2.375% 9/27/27 (Reg. S)	EUR	400,000	358,459
Banco Bilbao Vizcaya Argentaria SA 2.575% 2/22/29 (Reg. S) (b)	EUR	100,000	94,124
Banco Santander SA:
0.2% 2/11/28 (Reg. S)	EUR	300,000	238,804
1.375% 1/5/26 (Reg. S)	EUR	300,000	268,442
2.125% 2/8/28 (Reg. S)	EUR	100,000	83,618
3.125% 1/19/27 (Reg. S)	EUR	100,000	90,007
CaixaBank SA:
0.75% 5/26/28 (Reg. S) (b)	EUR	100,000	80,409
2.375% 2/1/24 (Reg. S)	EUR	800,000	771,712
3.75% 2/15/29 (Reg. S) (b)	EUR	100,000	95,320
Comunidad de Madrid 1.571% 4/30/29 (Reg. S)	EUR	316,000	283,325
TOTAL SPAIN			2,364,220
Sweden - 1.2%
Akelius Residential Property AB 1.125% 3/14/24 (Reg. S)	EUR	297,000	279,746
Fastighets AB Balder 1.25% 1/28/28 (Reg. S)	EUR	108,000	76,738
Kommuninvest I Sverige AB:
0.75% 2/22/23 (Reg. S)	SEK	990,000	88,756
1% 10/2/24 (Reg. S)	SEK	8,080,000	694,416
1% 5/12/25 (Reg. S)	SEK	9,970,000	843,658
1% 11/12/26 (Reg. S)	SEK	6,710,000	546,144
Lansforsakringar Hypotek AB:
1.25% 9/17/25	SEK	400,000	33,632
1.5% 9/16/26 (Reg. S)	SEK	5,600,000	461,868
Nordea Hypotek AB 1% 9/17/25	SEK	1,700,000	141,922
Sagax AB 2.25% 3/13/25 (Reg. S)	EUR	120,000	109,049
Samhallsbyggnadsbolaget I Norden AB 1% 8/12/27 (Reg. S)	EUR	108,000	72,121
Skandinaviska Enskilda Banken AB:
0.75% 11/15/27 (Reg. S)	EUR	100,000	87,360
1.75% 11/11/26 (Reg. S)	EUR	210,000	192,520
Stadshypotek AB:
1.5% 6/1/23 (Reg. S)	SEK	5,000,000	447,632
1.5% 3/1/24 (Reg. S)	SEK	1,000,000	88,231
1.5% 12/3/24 (Reg. S)	SEK	8,000,000	692,349
Svenska Handelsbanken AB:
1% 4/15/25 (Reg. S)	EUR	220,000	205,223
1.625% 12/15/23 (Reg. S)	GBP	656,000	697,675
1.625% 3/5/29 (Reg. S) (b)	EUR	130,000	121,914
Swedbank AB 2.1% 5/25/27 (Reg. S)	EUR	108,000	98,711
Swedbank Hypotek AB:
0.45% 8/23/23 (Reg. S)	EUR	190,000	183,178
1% 9/18/24 (Reg. S)	SEK	800,000	68,890
Swedish Covered Bond Corp. 2% 6/17/26 (Reg. S)	SEK	11,000,000	929,922
Vattenfall AB 0.125% 2/12/29 (Reg. S)	EUR	108,000	85,263
TOTAL SWEDEN			7,246,918
Switzerland - 0.7%
Credit Suisse Group AG:
0.65% 1/14/28 (Reg. S) (b)	EUR	100,000	78,081
1% 6/24/27 (Reg. S) (b)	EUR	150,000	122,848
1.25% 7/17/25 (Reg. S) (b)	EUR	307,000	279,186
3.25% 4/2/26 (Reg. S) (b)	EUR	505,000	468,530
Pfandbrief Schweiz Hypo:
0% 7/29/24 (Reg. S)	CHF	40,000	39,476
0% 8/26/49 (Reg. S)	CHF	520,000	322,315
0.125% 12/19/31 (Reg. S)	CHF	880,000	745,953
Pfandbriefbank Schweizerischer Hypothekarinstitute AG:
0% 3/13/28 (Reg. S)	CHF	750,000	688,735
0% 7/25/31 (Reg. S)	CHF	110,000	92,780
0.1% 12/3/31 (Reg. S)	CHF	195,000	164,731
0.5% 11/24/28 (Reg. S)	CHF	40,000	37,246
UBS Group AG:
0.25% 1/29/26 (Reg. S) (b)	EUR	669,000	598,810
1% 3/21/25 (Reg. S) (b)	EUR	300,000	282,337
1.25% 4/17/25 (Reg. S) (b)	EUR	414,000	389,377
TOTAL SWITZERLAND			4,310,405
United Kingdom - 1.2%
Amcor UK Finance PLC 1.125% 6/23/27	EUR	1,384,000	1,155,614
Annington Funding PLC 2.308% 10/6/32 (Reg. S)	GBP	104,000	77,044
Barclays PLC:
2% 2/7/28 (Reg. S) (b)	EUR	335,000	323,110
3.25% 1/17/33	GBP	299,000	233,868
3.375% 4/2/25 (Reg. S) (b)	EUR	701,000	677,441
BP Capital Markets PLC 1.637% 6/26/29 (Reg. S)	EUR	100,000	84,167
HSBC Holdings PLC:
1.5% 12/4/24 (Reg. S) (b)	EUR	930,000	888,018
3% 7/22/28 (b)	GBP	110,000	99,405
LCR Finance PLC 5.1% 3/7/51	GBP	93,000	117,956
Lloyds Bank PLC 0.125% 9/23/29 (Reg. S)	EUR	100,000	79,488
Lloyds Banking Group PLC:
0.5% 11/12/25 (Reg. S) (b)	EUR	130,000	118,108
0.625% 1/15/24 (b)	EUR	100,000	97,258
1.985% 12/15/31 (b)	GBP	104,000	90,134
2.25% 10/16/24	GBP	100,000	102,538
3.5% 4/1/26 (Reg. S) (b)	EUR	404,000	387,715
London & Quadrant Housing Trust 2% 3/31/32 (Reg. S)	GBP	112,000	89,374
M&G PLC 5.625% 10/20/51 (Reg. S) (b)	GBP	104,000	93,108
Nationwide Building Society 0.625% 3/25/27 (Reg. S)	EUR	903,000	795,186
NatWest Group PLC:
3 month EURIBOR + 1.080% 1.75% 3/2/26 (Reg. S) (b)(d)	EUR	110,000	100,729
3.622% 8/14/30 (Reg. S) (b)	GBP	411,000	403,756
Standard Chartered PLC 0.85% 1/27/28 (Reg. S) (b)	EUR	107,000	88,052
Westpac Securities NZ Ltd. London Branch 0.01% 6/8/28 (Reg. S)	EUR	998,000	813,538
TOTAL UNITED KINGDOM			6,915,607
United States of America - 5.1%
AbbVie, Inc. 1.5% 11/15/23	EUR	1,976,000	1,914,912
ACE INA Holdings, Inc. 1.55% 3/15/28	EUR	639,000	555,817
Air Products & Chemicals, Inc. 0.5% 5/5/28	EUR	1,223,000	1,010,446
Altria Group, Inc.:
2.2% 6/15/27	EUR	398,000	343,782
3.125% 6/15/31	EUR	174,000	139,101
American Honda Finance Corp. 1.95% 10/18/24	EUR	1,294,000	1,238,953
Apple, Inc. 0.5% 11/15/31	EUR	911,000	703,252
AT&T, Inc.:
0.25% 3/4/26	EUR	100,000	87,718
2.9% 12/4/26	GBP	2,720,000	2,622,123
Bank of America Corp. 0.694% 3/22/31 (Reg. S) (b)	EUR	486,000	362,414
Berkshire Hathaway, Inc. 2.15% 3/15/28	EUR	797,000	721,788
Citigroup, Inc. 2.75% 1/24/24	GBP	204,000	218,323
Comcast Corp. 1.875% 2/20/36	GBP	405,000	294,394
DXC Technology Co. 1.75% 1/15/26	EUR	914,000	825,788
FedEx Corp. 0.95% 5/4/33	EUR	371,000	249,337
Fidelity National Information Services, Inc. 1.5% 5/21/27	EUR	758,000	662,684
Fiserv, Inc.:
0.375% 7/1/23	EUR	2,567,000	2,467,822
2.25% 7/1/25	GBP	925,000	916,058
Ford Motor Credit Co. LLC 2.33% 11/25/25	EUR	100,000	85,754
General Electric Co.:
0.875% 5/17/25	EUR	2,219,000	2,030,137
2.125% 5/17/37	EUR	110,000	81,749
Goldman Sachs Group, Inc.:
1.375% 5/15/24 (Reg. S)	EUR	1,230,000	1,173,068
2% 11/1/28 (Reg. S)	EUR	51,000	43,706
3.125% 7/25/29 (Reg. S)	GBP	27,000	23,775
3.375% 3/27/25 (Reg. S)	EUR	488,000	475,457
IBM Corp. 1.2% 2/11/40	EUR	272,000	178,131
Illinois Tool Works, Inc. 0.25% 12/5/24	EUR	2,734,000	2,517,698
JPMorgan Chase & Co. 0.389% 2/24/28 (Reg. S) (b)	EUR	792,000	657,208
Marsh & McLennan Companies, Inc. 1.349% 9/21/26	EUR	768,000	684,800
McKesson Corp. 3.125% 2/17/29	GBP	573,000	517,647
Metropolitan Life Global Funding I 1.75% 5/25/25 (Reg. S)	EUR	350,000	330,161
Morgan Stanley 1.102% 4/29/33 (b)	EUR	243,000	174,308
New York Life Global Funding 0.125% 7/23/30 (Reg. S)	CHF	215,000	177,535
Philip Morris International, Inc.:
1.45% 8/1/39	EUR	100,000	54,895
2% 5/9/36	EUR	210,000	133,190
PPG Industries, Inc. 0.875% 11/3/25	EUR	744,000	666,633
Procter & Gamble Co.:
1.375% 5/3/25	GBP	221,000	221,230
1.8% 5/3/29	GBP	381,000	337,761
Prologis LP 2.25% 6/30/29	GBP	619,000	540,963
Public Storage 0.875% 1/24/32	EUR	245,000	173,210
Realty Income Corp. 1.75% 7/13/33	GBP	413,000	294,246
The Coca-Cola Co. 0.375% 3/15/33	EUR	906,000	637,404
The Dow Chemical Co. 1.875% 3/15/40	EUR	232,000	137,734
Thermo Fisher Scientific, Inc.:
0.125% 3/1/25	EUR	100,000	91,390
1.875% 10/1/49	EUR	106,000	64,894
Verizon Communications, Inc.:
1.375% 10/27/26	EUR	762,000	691,006
3.375% 10/27/36	GBP	486,000	395,749
VF Corp. 0.25% 2/25/28	EUR	606,000	483,431
Wells Fargo & Co. 2.125% 9/24/31 (Reg. S)	GBP	110,000	85,506
TOTAL UNITED STATES OF AMERICA			29,495,088
TOTAL NONCONVERTIBLE BONDS (Cost $217,420,245)			172,790,806

Government Obligations - 67.2%
		Principal Amount (a)	Value ($)
Australia - 2.3%
Australian Commonwealth:
0.25% 11/21/24 (Reg. S)	AUD	493,000	294,601
0.25% 11/21/25 (Reg. S)	AUD	811,000	467,454
1% 12/21/30 (Reg. S)	AUD	1,482,000	755,233
1.25% 5/21/32	AUD	3,986,000	2,012,591
1.75% 11/21/32 (Reg. S)	AUD	140,000	73,253
1.75% 6/21/51 (Reg. S)	AUD	809,000	314,287
2.75% 4/21/24	AUD	5,200,000	3,296,417
2.75% 11/21/28	AUD	729,000	440,494
2.75% 5/21/41(Reg. S)	AUD	1,344,000	705,625
3% 3/21/47	AUD	468,000	247,452
3.25% 4/21/25 (Reg. S)	AUD	56,000	35,563
3.25% 4/21/29(Reg. S)	AUD	70,000	43,364
4.75% 4/21/27(Reg. S)	AUD	2,590,000	1,729,806
Queensland Treasury Corp.:
1.75% 8/21/31 (Reg. S) (c)	AUD	2,111,000	1,086,684
3.25% 7/21/26 (Reg. S) (c)	AUD	247,000	153,631
3.25% 7/21/28 (Reg. S) (c)	AUD	154,000	93,890
3.5% 8/21/30 (Reg. S) (c)	AUD	58,000	35,048
Treasury Corp. of Victoria:
0.5% 11/20/25	AUD	110,000	63,276
1.25% 11/19/27	AUD	952,000	528,143
1.5% 11/20/30	AUD	1,347,000	692,188
2.5% 10/22/29	AUD	424,000	241,741
TOTAL AUSTRALIA			13,310,741
Austria - 0.6%
Austrian Republic:
0% 4/20/23 (Reg. S) (c)	EUR	12,000	11,674
0% 2/20/30 (Reg. S) (c)	EUR	162,000	130,424
0% 10/20/40 (Reg. S) (c)	EUR	628,000	360,703
0.5% 4/20/27 (Reg. S) (c)	EUR	821,000	739,479
0.5% 2/20/29 (Reg. S) (c)	EUR	677,000	581,141
0.75% 10/20/26 (Reg. S) (c)	EUR	185,000	170,516
0.75% 2/20/28 (Reg. S) (c)	EUR	65,000	58,064
0.75% 3/20/51 (Reg. S) (c)	EUR	1,090,000	631,526
0.9% 2/20/32 (Reg. S) (c)	EUR	624,000	514,104
1.2% 10/20/25 (Reg. S) (c)	EUR	77,000	73,269
1.5% 2/20/47 (Reg. S) (c)	EUR	483,000	356,505
2.4% 5/23/34(Reg. S) (c)	EUR	40,000	37,129
3.15% 6/20/44(Reg. S) (c)	EUR	10,000	10,256
4.15% 3/15/37 (c)	EUR	20,000	22,220
TOTAL AUSTRIA			3,697,010
Belgium - 1.3%
Belgian Kingdom:
0% 10/22/27 (Reg. S) (c)	EUR	1,690,000	1,471,498
0% 10/22/31 (c)	EUR	622,000	480,577
0.1% 6/22/30 (Reg. S) (c)	EUR	175,000	143,089
0.35% 6/22/32 (c)	EUR	549,000	427,543
0.4% 6/22/40 (c)	EUR	1,212,000	752,935
0.5% 10/22/24 (Reg. S) (c)	EUR	544,000	518,720
0.8% 6/22/25 (Reg. S) (c)	EUR	105,000	99,747
0.8% 6/22/27 (c)	EUR	39,000	35,725
0.9% 6/22/29 (c)	EUR	1,373,000	1,217,319
1% 6/22/26 (Reg. S) (c)	EUR	161,000	151,517
1.25% 4/22/33 (Reg. S) (c)	EUR	1,521,000	1,289,129
1.4% 6/22/53 (Reg. S) (c)	EUR	682,000	446,550
1.45% 6/22/37 (Reg. S) (c)	EUR	84,000	66,393
1.6% 6/22/47 (c)	EUR	208,000	152,159
1.7% 6/22/50 (c)	EUR	23,000	16,751
1.9% 6/22/38(Reg. S) (c)	EUR	101,000	84,224
2.25% 6/22/57 (Reg. S) (c)	EUR	124,000	102,539
3.75% 6/22/45(Reg. S)	EUR	20,000	21,512
4% 3/28/32	EUR	30,000	32,570
4.25% 3/28/41 (c)	EUR	135,000	150,754
5.5% 3/28/28	EUR	40,000	45,621
Walloon Region 1.05% 6/22/40 (Reg. S)	EUR	100,000	67,383
TOTAL BELGIUM			7,774,255
Canada - 3.7%
Alberta Province:
0.5% 4/16/25 (Reg. S)	EUR	100,000	92,560
2.05% 6/1/30	CAD	260,000	165,635
2.55% 12/15/22	CAD	160,000	115,601
3.05% 12/1/48	CAD	724,000	431,884
3.1% 6/1/50	CAD	231,000	139,220
British Columbia Province:
2.3% 6/18/26	CAD	210,000	144,112
2.95% 6/18/50	CAD	924,000	541,724
Canada Housing Trust No. 1:
1.75% 6/15/30 (c)	CAD	730,000	463,382
1.8% 12/15/24 (c)	CAD	305,000	211,108
2.1% 9/15/29 (c)	CAD	70,000	46,026
2.35% 6/15/23 (c)	CAD	585,000	418,671
3.15% 9/15/23 (c)	CAD	2,440,000	1,753,105
Canadian Government:
0.25% 3/1/26	CAD	2,528,000	1,637,568
0.5% 12/1/30	CAD	531,000	310,128
1% 6/1/27	CAD	58,000	37,860
1.25% 3/1/27	CAD	1,750,000	1,158,204
1.25% 6/1/30	CAD	16,000	10,055
1.5% 9/1/24	CAD	18,000	12,495
1.5% 12/1/31	CAD	480,000	301,309
1.75% 3/1/23	CAD	10,000	7,179
1.75% 12/1/53	CAD	180,000	95,784
2% 6/1/28	CAD	50,000	33,876
2% 6/1/32	CAD	2,780,000	1,818,175
2% 12/1/51	CAD	410,000	233,994
City of Montreal 2.3% 9/1/29	CAD	140,000	90,827
City of Ottawa 4.6% 7/14/42	CAD	70,000	51,215
City of Toronto 2.8% 11/22/49	CAD	180,000	95,817
Manitoba Province:
3.2% 3/5/50	CAD	256,000	154,436
3.4% 9/5/48	CAD	310,000	193,917
New Brunswick Province:
3.05% 8/14/50	CAD	227,000	132,834
3.55% 6/3/43	CAD	100,000	64,903
Newfoundland Province:
2.65% 10/17/50	CAD	167,000	86,460
3.3% 10/17/46	CAD	50,000	29,860
3.7% 10/17/48	CAD	70,000	44,663
Nova Scotia Province 3.15% 12/1/51	CAD	80,000	47,793
Ontario Province:
0.25% 12/15/26 (Reg. S)	GBP	488,000	439,280
0.375% 6/14/24 (Reg. S)	EUR	100,000	94,177
0.375% 4/8/27 (Reg. S)	EUR	283,000	246,929
1.05% 9/8/27	CAD	460,000	292,597
1.75% 9/8/25	CAD	401,000	272,942
2.05% 6/2/30	CAD	59,000	37,548
2.15% 6/2/31	CAD	170,000	107,169
2.3% 9/8/24	CAD	53,000	37,155
2.4% 6/2/26	CAD	49,000	33,735
2.6% 6/2/25	CAD	3,000,000	2,099,881
2.65% 12/2/50	CAD	49,000	26,775
2.7% 6/2/29	CAD	1,703,000	1,149,425
2.8% 6/2/48	CAD	1,768,000	1,004,484
2.9% 6/2/49	CAD	885,000	510,985
Quebec Province:
0% 10/29/30 (Reg. S)	EUR	430,000	325,841
0.75% 12/13/24 (Reg. S)	GBP	192,000	195,493
1.5% 9/1/31	CAD	1,966,000	1,167,801
1.9% 9/1/30	CAD	131,000	82,182
2.25% 2/22/24	CAD	290,000	205,000
2.25% 9/15/26 (Reg. S)	GBP	112,000	110,856
2.3% 9/1/29	CAD	1,179,000	773,983
2.5% 9/1/26	CAD	423,000	291,713
3.1% 12/1/51	CAD	230,000	138,471
3.5% 12/1/45	CAD	130,000	84,541
5% 12/1/38	CAD	90,000	70,948
5% 12/1/41	CAD	420,000	334,775
Saskatchewan Province 3.1% 6/2/50	CAD	293,000	175,512
TOTAL CANADA			21,482,578
Chile - 0.3%
Chilean Republic:
1.25% 1/29/40	EUR	114,000	67,755
1.875% 5/27/30	EUR	100,000	81,209
5.1% 7/15/50	CLP	120,000,000	96,929
5.8% 6/1/24 (Reg. S) (c)	CLP	1,300,000,000	1,283,455
TOTAL CHILE			1,529,348
China - 10.6%
Peoples Republic of China:
2.24% 5/25/25	CNY	8,680,000	1,216,213
2.26% 2/24/25	CNY	11,900,000	1,671,643
2.37% 1/20/27	CNY	5,670,000	791,397
2.48% 4/15/27	CNY	6,860,000	960,221
2.5% 7/25/27	CNY	17,290,000	2,421,153
2.68% 5/21/30	CNY	1,760,000	244,944
2.7% 11/3/26	CNY	20,270,000	2,869,414
2.75% 6/15/29	CNY	11,830,000	1,661,822
2.75% 2/17/32	CNY	9,650,000	1,343,546
2.76% 5/15/32	CNY	37,100,000	5,201,377
2.8% 3/24/29	CNY	7,560,000	1,065,403
2.84% 4/8/24	CNY	69,120,000	9,819,761
2.91% 10/14/28	CNY	13,650,000	1,941,444
3.02% 10/22/25	CNY	41,220,000	5,907,499
3.02% 5/27/31	CNY	2,210,000	314,724
3.25% 6/6/26	CNY	29,410,000	4,253,683
3.27% 11/19/30	CNY	54,840,000	7,960,592
3.32% 4/15/52	CNY	12,370,000	1,780,238
3.53% 10/18/51	CNY	2,380,000	353,553
3.81% 9/14/50	CNY	41,140,000	6,386,736
3.86% 7/22/49	CNY	22,330,000	3,496,478
TOTAL CHINA			61,661,841
Colombia - 0.2%
Colombian Republic:
5.75% 11/3/27	COP	2,000,000,000	325,757
7% 3/26/31	COP	2,600,000,000	400,371
7% 6/30/32	COP	873,300,000	129,238
7.25% 10/18/34	COP	2,346,200,000	337,133
10% 7/24/24	COP	1,080,000,000	227,412
TOTAL COLOMBIA			1,419,911
Croatia - 0.1%
Croatia Republic:
1.125% 6/19/29 (Reg. S)	EUR	151,000	122,857
2.7% 6/15/28	EUR	200,000	186,062
TOTAL CROATIA			308,919
Cyprus - 0.0%
Republic of Cyprus:
2.25% 4/16/50 (Reg. S)	EUR	189,000	129,985
2.375% 9/25/28 (Reg. S)	EUR	84,000	76,783
2.75% 6/27/24 (Reg. S)	EUR	32,000	31,622
3.75% 7/26/23 (Reg. S)	EUR	44,000	43,694
TOTAL CYPRUS			282,084
Czech Republic - 0.3%
Czech Republic:
0.25% 2/10/27	CZK	10,030,000	320,092
0.45% 10/25/23	CZK	5,390,000	200,990
1.2% 3/13/31	CZK	5,250,000	151,927
1.25% 2/14/25	CZK	170,000	6,063
1.5% 4/24/40	CZK	10,600,000	237,429
2% 10/13/33	CZK	2,230,000	64,713
5.7% 5/25/24	CZK	24,800,000	979,612
TOTAL CZECH REPUBLIC			1,960,826
Denmark - 0.3%
Danish Kingdom:
0% 11/15/24	DKK	3,360,000	422,715
0% 11/15/31 (Reg. S)	DKK	3,412,000	355,549
0.25% 11/15/52 (Reg. S)	DKK	2,211,000	151,302
0.5% 11/15/27	DKK	1,518,000	181,755
0.5% 11/15/29(Reg. S)	DKK	3,944,000	452,366
4.5% 11/15/39	DKK	1,260,000	208,794
TOTAL DENMARK			1,772,481
Finland - 0.2%
Finnish Government:
0% 9/15/23 (Reg. S) (c)	EUR	19,000	18,290
0% 9/15/24 (c)	EUR	84,000	79,271
0.125% 4/15/36 (Reg. S) (c)	EUR	452,000	309,119
0.125% 4/15/52 (Reg. S) (c)	EUR	244,000	115,491
0.25% 9/15/40 (Reg. S) (c)	EUR	433,000	269,464
0.5% 4/15/26 (Reg. S) (c)	EUR	44,000	40,669
0.5% 9/15/28 (Reg. S) (c)	EUR	400,000	347,859
0.5% 4/15/43(Reg. S) (c)	EUR	63,000	39,398
1.125% 4/15/34 (Reg. S) (c)	EUR	166,000	135,414
2.625% 7/4/42 (c)	EUR	20,000	18,835
TOTAL FINLAND			1,373,810
France - 5.4%
French Government:
0% 2/25/23 (Reg. S)	EUR	15,000	14,642
0% 3/25/24(Reg. S)	EUR	268,000	255,418
0% 2/25/25(Reg. S)	EUR	5,233,000	4,883,505
0% 3/25/25(Reg. S)	EUR	14,000	13,045
0% 2/25/26 (Reg. S)	EUR	2,423,000	2,210,005
0% 2/25/27 (Reg. S)	EUR	315,000	279,551
0% 11/25/29 (Reg. S)	EUR	2,537,000	2,092,633
0% 11/25/30 (Reg. S)	EUR	839,000	672,523
0% 11/25/31 (Reg. S)	EUR	747,000	578,422
0% 5/25/32 (Reg. S)	EUR	883,000	670,619
0.25% 11/25/26(Reg. S)	EUR	1,615,000	1,461,643
0.5% 5/25/25	EUR	182,000	171,285
0.5% 5/25/26	EUR	33,000	30,496
0.5% 5/25/29 (Reg. S)	EUR	1,326,000	1,149,713
0.5% 5/25/40 (Reg. S) (c)	EUR	3,627,000	2,332,131
0.5% 6/25/44(Reg. S) (c)	EUR	250,000	149,598
0.75% 2/25/28 (Reg. S)	EUR	2,090,000	1,880,865
0.75% 5/25/28 (Reg. S)	EUR	823,000	738,255
0.75% 5/25/52 (Reg. S)	EUR	2,316,000	1,289,471
0.75% 5/25/53 (Reg. S) (c)	EUR	1,428,000	775,635
1% 11/25/25(Reg. S)	EUR	36,000	34,142
1% 5/25/27	EUR	3,126,000	2,894,360
1.25% 5/25/34(Reg. S)	EUR	137,000	112,951
1.25% 5/25/36(Reg. S) (c)	EUR	2,368,000	1,882,096
1.5% 5/25/31(Reg. S)	EUR	2,633,000	2,387,382
1.5% 5/25/50 (Reg. S) (c)	EUR	544,000	384,873
1.75% 6/25/39 (Reg. S) (c)	EUR	655,000	540,793
1.75% 5/25/66 (c)	EUR	33,000	23,260
2% 11/25/32 (Reg. S)	EUR	1,800,000	1,652,158
2% 5/25/48 (c)	EUR	124,000	100,057
4.75% 4/25/35	EUR	100,000	115,971
TOTAL FRANCE			31,777,498
Germany - 5.4%
Free & Hanseatic City of Hamburg 0.25% 2/18/41 (Reg. S)	EUR	190,000	113,503
German Federal Republic:
0% 4/14/23 (Reg. S)	EUR	13,000	12,649
0% 3/15/24 (Reg. S)	EUR	1,373,000	1,313,963
0% 4/5/24	EUR	500,000	478,173
0% 10/18/24 (Reg. S)	EUR	1,391,000	1,315,601
0% 4/11/25 (Reg. S)	EUR	1,215,000	1,138,545
0% 10/10/25 (Reg. S)	EUR	4,528,000	4,202,002
0% 8/15/26(Reg. S)	EUR	57,000	52,041
0% 11/15/27 (Reg. S)	EUR	4,572,000	4,049,376
0% 8/15/29(Reg. S)	EUR	4,375,000	3,732,356
0% 2/15/30 (Reg. S)	EUR	451,000	381,105
0% 8/15/30 (Reg. S)	EUR	3,871,000	3,233,758
0% 2/15/32 (Reg. S)	EUR	918,000	742,439
0% 5/15/35 (Reg. S)	EUR	1,038,000	769,841
0% 8/15/50	EUR	1,270,000	697,878
0% 8/15/52 (Reg. S)	EUR	210,000	110,906
0.2% 6/14/24 (Reg. S)	EUR	860,000	821,475
0.25% 8/15/28 (Reg. S)	EUR	760,000	674,434
0.25% 2/15/29	EUR	576,000	505,691
0.5% 2/15/28	EUR	87,000	79,041
1.25% 8/15/48	EUR	2,043,000	1,671,019
1.3% 10/15/27 (Reg. S)	EUR	300,000	284,049
1.7% 8/15/32 (Reg. S)	EUR	850,000	801,102
2.5% 7/4/44	EUR	20,000	20,820
3.25% 7/4/42	EUR	740,000	848,344
4% 1/4/37	EUR	40,000	47,663
4.75% 7/4/40	EUR	20,000	26,818
5.5% 1/4/31	EUR	117,000	144,294
Land Nordrhein-Westfalen:
0.2% 3/31/27 (Reg. S)	EUR	1,513,000	1,324,326
0.2% 4/9/30 (Reg. S)	EUR	725,000	582,626
0.2% 1/27/51 (Reg. S)	EUR	50,000	24,611
0.5% 11/25/39 (Reg. S)	EUR	72,000	46,553
0.625% 7/21/31 (Reg. S)	EUR	24,000	19,315
0.8% 7/30/49 (Reg. S)	EUR	104,000	63,747
1.25% 5/12/36 (Reg. S)	EUR	226,000	176,170
1.55% 6/16/48 (Reg. S)	EUR	178,000	134,906
1.65% 2/22/38 (Reg. S)	EUR	607,000	489,922
1.95% 9/26/78 (Reg. S)	EUR	270,000	211,725
TOTAL GERMANY			31,342,787
Hong Kong - 0.0%
Hong Kong Government SAR 0.36% 4/15/24	HKD	2,200,000	265,348
Hungary - 0.2%
Hungarian Republic:
1% 11/26/25	HUF	30,380,000	51,215
1.5% 8/23/23	HUF	63,350,000	134,221
1.5% 4/22/26	HUF	43,280,000	72,266
1.625% 4/28/32 (Reg. S)	EUR	246,000	161,276
2% 5/23/29	HUF	112,000,000	161,962
2.5% 10/24/24	HUF	3,780,000	7,173
2.75% 12/22/26	HUF	30,520,000	51,772
3% 6/26/24	HUF	7,530,000	14,844
3% 8/21/30	HUF	64,320,000	95,235
4.5% 3/23/28	HUF	112,000,000	198,535
TOTAL HUNGARY			948,499
Indonesia - 1.0%
Indonesian Republic:
1.45% 9/18/26	EUR	100,000	87,028
2.15% 7/18/24 (Reg. S)	EUR	129,000	122,381
2.625% 6/14/23	EUR	100,000	97,466
5.125% 4/15/27	IDR	9,200,000,000	564,899
5.5% 4/15/26	IDR	8,615,000,000	542,557
6.375% 4/15/32	IDR	4,300,000,000	262,899
6.375% 4/15/42	IDR	900,000,000	51,066
6.5% 6/15/25	IDR	717,000,000	46,639
6.5% 2/15/31	IDR	4,193,000,000	260,212
7% 9/15/30	IDR	15,924,000,000	1,023,779
7.125% 6/15/42	IDR	2,600,000,000	166,390
7.375% 5/15/48	IDR	11,560,000,000	734,480
7.5% 6/15/35	IDR	1,449,000,000	95,042
7.5% 5/15/38	IDR	1,631,000,000	106,680
7.5% 4/15/40	IDR	9,622,000,000	630,303
8.125% 5/15/24	IDR	15,401,000,000	1,038,701
8.375% 4/15/39	IDR	1,794,000,000	125,176
TOTAL INDONESIA			5,955,698
Ireland - 0.3%
Irish Republic:
0.2% 5/15/27 (Reg. S)	EUR	225,000	200,659
0.2% 10/18/30 (Reg. S)	EUR	86,000	70,243
0.4% 5/15/35 (Reg. S)	EUR	355,000	258,990
0.9% 5/15/28 (Reg. S)	EUR	32,000	28,869
1% 5/15/26(Reg. S)	EUR	188,000	177,089
1.1% 5/15/29 (Reg. S)	EUR	279,000	251,136
1.3% 5/15/33	EUR	570,000	484,735
1.5% 5/15/50 (Reg. S)	EUR	310,000	217,490
1.7% 5/15/37	EUR	380,000	318,396
3.4% 3/18/24 (Reg.S)	EUR	28,000	28,006
TOTAL IRELAND			2,035,613
Israel - 0.3%
Israeli State:
1% 3/31/30	ILS	1,452,000	343,892
1.3% 4/30/32	ILS	840,000	195,660
1.5% 11/30/23	ILS	912,000	251,645
1.5% 1/16/29 (Reg. S)	EUR	335,000	288,430
1.5% 5/31/37	ILS	1,208,000	260,282
3.75% 3/31/47	ILS	476,000	133,366
TOTAL ISRAEL			1,473,275
Italy - 4.8%
Italian Republic:
0% 1/15/24 (Reg. S)	EUR	141,000	133,441
0% 12/15/24 (Reg. S)	EUR	3,196,000	2,931,516
0.35% 2/1/25	EUR	191,000	175,837
0.45% 2/15/29(Reg. S)	EUR	190,000	149,195
0.6% 6/15/23 (Reg. S)	EUR	14,000	13,592
0.85% 1/15/27 (Reg. S)	EUR	81,000	70,975
0.9% 4/1/31	EUR	82,000	61,092
0.95% 9/15/27 (Reg. S)	EUR	1,948,000	1,669,042
0.95% 8/1/30 (Reg. S)	EUR	142,000	109,159
0.95% 6/1/32 (Reg. S)	EUR	701,000	501,198
1.1% 4/1/27 (Reg. S)	EUR	2,024,000	1,771,076
1.35% 4/1/30 (Reg. S)	EUR	1,950,000	1,578,712
1.45% 11/15/24 (Reg. S)	EUR	245,000	232,707
1.45% 5/15/25	EUR	80,000	74,935
1.45% 3/1/36 (Reg. S) (c)	EUR	1,347,000	926,441
1.6% 6/1/26	EUR	179,000	164,627
1.65% 3/1/32 (c)	EUR	575,000	449,149
1.7% 9/1/51 (Reg. S) (c)	EUR	536,000	305,743
1.75% 7/1/24(Reg. S)	EUR	185,000	178,018
1.8% 3/1/41 (Reg. S) (c)	EUR	1,521,000	991,887
2.05% 8/1/27	EUR	213,000	193,900
2.1% 7/15/26	EUR	1,186,000	1,107,709
2.15% 9/1/52 (Reg. S) (c)	EUR	712,000	442,391
2.15% 3/1/72 (Reg. S) (c)	EUR	279,000	163,138
2.2% 6/1/27 (Reg. S)	EUR	1,612,000	1,484,102
2.25% 9/1/36 (Reg. S) (c)	EUR	639,000	488,213
2.45% 9/1/33 (c)	EUR	1,237,000	996,169
2.45% 9/1/50 (Reg. S) (c)	EUR	77,000	52,242
2.5% 12/1/24	EUR	90,000	87,263
2.5% 11/15/25	EUR	2,793,000	2,672,209
2.5% 12/1/32 (Reg. S)	EUR	260,000	213,174
2.7% 3/1/47 (c)	EUR	116,000	85,464
2.8% 6/15/29 (Reg. S)	EUR	1,740,000	1,574,775
2.95% 9/1/38 (c)	EUR	433,000	351,669
3% 8/1/29	EUR	2,038,000	1,882,111
3.1% 3/1/40 (Reg. S) (c)	EUR	1,208,000	988,199
3.35% 3/1/35 (c)	EUR	1,868,000	1,636,683
3.45% 3/1/48 (c)	EUR	261,000	220,002
3.75% 9/1/24	EUR	80,000	79,574
3.85% 9/1/49 (c)	EUR	829,000	743,251
4.5% 3/1/26 (c)	EUR	50,000	50,783
5% 3/1/25 (c)	EUR	80,000	81,715
5% 8/1/34 (c)	EUR	20,000	20,576
5% 8/1/39 (c)	EUR	20,000	20,832
6.5% 11/1/27	EUR	50,000	55,498
TOTAL ITALY			28,179,984
Japan - 13.5%
Japan Government:
0.005% 2/1/24	JPY	65,000,000	449,684
0.005% 5/1/24	JPY	11,000,000	76,093
0.005% 6/1/24	JPY	29,000,000	200,569
0.005% 7/1/24	JPY	514,000,000	3,555,365
0.005% 3/20/27	JPY	206,000,000	1,421,128
0.005% 6/20/27	JPY	230,000,000	1,584,072
0.1% 3/20/23	JPY	150,000	1,038
0.1% 9/20/23	JPY	350,000	2,424
0.1% 12/20/23	JPY	27,450,000	190,139
0.1% 3/20/24	JPY	225,050,000	1,559,153
0.1% 6/20/24	JPY	180,200,000	1,248,458
0.1% 9/20/24	JPY	30,100,000	208,584
0.1% 12/20/24	JPY	4,300,000	29,809
0.1% 3/20/25	JPY	50,000	347
0.1% 9/20/25	JPY	15,500,000	107,505
0.1% 3/20/26	JPY	19,900,000	138,066
0.1% 6/20/26	JPY	121,400,000	842,108
0.1% 9/20/26	JPY	63,300,000	438,935
0.1% 12/20/26	JPY	115,900,000	803,314
0.1% 3/20/27	JPY	295,100,000	2,044,417
0.1% 6/20/27	JPY	32,450,000	224,589
0.1% 9/20/27	JPY	20,700,000	143,145
0.1% 12/20/27	JPY	75,800,000	523,820
0.1% 3/20/28	JPY	4,750,000	32,799
0.1% 6/20/28	JPY	30,400,000	209,705
0.1% 9/20/28	JPY	231,650,000	1,596,001
0.1% 12/20/28	JPY	69,800,000	480,486
0.1% 3/20/29	JPY	23,050,000	158,535
0.1% 6/20/29	JPY	208,100,000	1,429,406
0.1% 12/20/29	JPY	430,000,000	2,943,477
0.1% 3/20/30	JPY	15,400,000	105,217
0.1% 6/20/30	JPY	372,350,000	2,539,942
0.1% 9/20/30	JPY	210,300,000	1,433,411
0.1% 6/20/31	JPY	12,700,000	86,296
0.2% 3/20/32	JPY	28,000,000	193,317
0.2% 6/20/32	JPY	218,000,000	1,498,328
0.2% 6/20/36	JPY	451,050,000	2,937,976
0.3% 12/20/24	JPY	7,650,000	53,267
0.3% 12/20/25	JPY	1,213,000,000	8,470,336
0.3% 6/20/39	JPY	158,200,000	999,466
0.3% 9/20/39	JPY	56,150,000	353,065
0.3% 12/20/39	JPY	61,650,000	385,971
0.3% 6/20/46	JPY	153,200,000	865,434
0.4% 6/20/25	JPY	12,550,000	87,751
0.4% 9/20/25	JPY	44,650,000	312,450
0.4% 3/20/36	JPY	192,500,000	1,293,109
0.4% 3/20/40	JPY	51,800,000	328,924
0.4% 6/20/40	JPY	10,450,000	66,067
0.4% 9/20/40	JPY	138,350,000	871,172
0.4% 6/20/49	JPY	18,750,000	102,780
0.4% 9/20/49	JPY	5,450,000	29,729
0.4% 3/20/50	JPY	35,400,000	192,920
0.4% 3/20/56	JPY	521,900,000	2,638,817
0.5% 9/20/36	JPY	177,000,000	1,198,207
0.5% 12/20/38	JPY	15,550,000	102,244
0.5% 9/20/46	JPY	15,100,000	89,266
0.5% 3/20/49	JPY	10,450,000	59,151
0.5% 3/20/59	JPY	6,350,000	32,477
0.6% 12/20/36	JPY	12,050,000	82,455
0.6% 6/20/37	JPY	288,850,000	1,965,615
0.6% 12/20/37	JPY	6,700,000	45,293
0.6% 6/20/50	JPY	27,350,000	156,439
0.7% 3/20/37	JPY	22,050,000	152,567
0.7% 9/20/38	JPY	1,033,250,000	7,029,578
0.7% 6/20/48	JPY	13,100,000	79,062
0.7% 12/20/48	JPY	10,800,000	64,732
0.8% 3/20/42	JPY	149,000,000	993,091
0.8% 9/20/47	JPY	10,200,000	63,777
0.9% 6/20/42	JPY	422,000,000	2,860,213
0.9% 9/20/48	JPY	249,150,000	1,574,109
0.9% 3/20/57	JPY	212,650,000	1,265,835
1% 12/20/35	JPY	735,450,000	5,340,952
1% 3/20/52	JPY	170,000,000	1,067,330
1.2% 3/20/35	JPY	19,650,000	146,470
1.3% 6/20/52	JPY	232,000,000	1,567,606
1.4% 12/20/45	JPY	368,200,000	2,664,967
1.4% 3/20/55	JPY	5,500,000	37,876
1.6% 6/20/30	JPY	4,600,000	35,023
1.6% 3/20/33	JPY	4,300,000	33,453
1.6% 12/20/33	JPY	33,050,000	257,328
1.9% 3/20/53	JPY	67,000,000	520,065
2% 3/20/42	JPY	110,000,000	893,947
2.3% 5/20/32	JPY	1,000,000	8,221
TOTAL JAPAN			78,876,265
Korea (South) - 2.3%
Korean Republic:
0.75% 3/10/23	KRW	1,632,970,000	1,120,737
1.125% 9/10/25	KRW	359,480,000	227,546
1.125% 9/10/39	KRW	321,370,000	142,534
1.25% 12/10/22	KRW	164,870,000	113,995
1.25% 3/10/26	KRW	2,172,900,000	1,360,975
1.375% 9/10/24	KRW	836,330,000	551,127
1.375% 12/10/29	KRW	41,420,000	23,863
1.375% 6/10/30	KRW	368,030,000	209,558
1.5% 12/10/26	KRW	32,000,000	19,812
1.5% 12/10/30	KRW	1,148,560,000	650,993
1.5% 9/10/40	KRW	2,069,710,000	965,070
1.875% 3/10/24	KRW	2,060,000,000	1,389,549
1.875% 3/10/51	KRW	2,378,220,000	1,059,791
2% 6/10/31	KRW	1,103,570,000	648,735
2% 3/10/49	KRW	381,850,000	178,763
2.125% 6/10/27	KRW	1,520,000,000	956,906
2.125% 3/10/47	KRW	29,200,000	14,292
2.25% 9/10/23	KRW	448,940,000	308,331
2.25% 6/10/25	KRW	150,000,000	98,671
2.375% 12/10/27	KRW	50,660,000	31,936
2.375% 12/10/28	KRW	514,930,000	321,337
2.375% 12/10/31	KRW	600,000,000	360,909
2.375% 9/10/38	KRW	415,730,000	230,583
2.5% 3/10/52	KRW	1,040,000,000	539,918
2.625% 6/10/28	KRW	940,310,000	597,504
2.625% 3/10/48	KRW	622,670,000	336,645
2.875% 6/10/24	KRW	1,140,000,000	776,658
3% 3/10/23	KRW	160,920,000	111,498
3.375% 9/10/23	KRW	41,520,000	28,810
TOTAL KOREA (SOUTH)			13,377,046
Latvia - 0.2%
Latvian Republic:
1.375% 9/23/25 (Reg. S)	EUR	100,000	93,223
2.875% 4/30/24 (Reg. S)	EUR	1,269,000	1,246,637
TOTAL LATVIA			1,339,860
Lithuania - 0.0%
Lithuanian Republic:
0.5% 6/19/29 (Reg. S)	EUR	32,000	25,458
2.125% 10/22/35 (Reg. S)	EUR	57,000	46,787
TOTAL LITHUANIA			72,245
Luxembourg - 0.0%
Grand Duchy of Luxembourg:
0% 4/28/25 (Reg. S)	EUR	35,000	32,019
0% 9/14/32 (Reg. S)	EUR	360,000	262,869
TOTAL LUXEMBOURG			294,888
Malaysia - 1.0%
Malaysian Government:
3.478% 6/14/24	MYR	10,580,000	2,277,678
3.582% 7/15/32	MYR	2,240,000	451,227
3.757% 5/22/40	MYR	2,310,000	430,262
3.828% 7/5/34	MYR	420,000	83,478
3.899% 11/16/27	MYR	3,032,000	648,163
3.9% 11/30/26	MYR	2,999,000	642,576
3.906% 7/15/26	MYR	171,000	36,726
4.059% 9/30/24	MYR	219,000	47,560
4.065% 6/15/50	MYR	833,000	153,982
4.119% 11/30/34	MYR	831,000	168,911
4.128% 8/15/25	MYR	405,000	88,048
4.504% 4/30/29	MYR	560,000	121,844
4.696% 10/15/42	MYR	700,000	146,814
4.724% 6/15/33	MYR	2,083,000	451,904
4.736% 3/15/46	MYR	90,000	18,497
4.921% 7/6/48	MYR	50,000	10,490
4.935% 9/30/43	MYR	150,000	31,939
TOTAL MALAYSIA			5,810,099
Mexico - 0.8%
United Mexican States:
1.125% 1/17/30	EUR	100,000	74,135
2.125% 10/25/51	EUR	100,000	50,368
2.25% 8/12/36	EUR	130,000	83,356
2.875% 4/8/39	EUR	185,000	122,588
5.5% 3/4/27	MXN	19,600,000	824,505
5.75% 3/5/26	MXN	26,769,000	1,166,374
7.5% 6/3/27	MXN	2,000,000	91,010
7.75% 11/13/42	MXN	5,000,000	206,652
8% 9/5/24	MXN	17,600,000	838,400
8% 11/7/47	MXN	13,363,000	560,157
8.5% 5/31/29	MXN	10,000,000	468,301
TOTAL MEXICO			4,485,846
Multi-National - 0.3%
European Stability Mechanism 0.5% 3/5/29 (Reg. S)	EUR	2,229,000	1,885,793
Netherlands - 1.1%
Dutch Government:
0% 1/15/24(Reg. S) (c)	EUR	15,000	14,369
0% 1/15/27 (Reg. S) (c)	EUR	1,052,000	941,834
0% 7/15/30 (Reg. S) (c)	EUR	168,000	137,745
0% 1/15/52 (Reg. S) (c)	EUR	625,000	308,478
0.25% 7/15/25 (c)	EUR	91,000	85,188
0.25% 7/15/29(Reg. S) (c)	EUR	1,336,000	1,145,950
0.5% 7/15/26(Reg. S) (c)	EUR	714,000	661,555
0.5% 7/15/32 (Reg. S) (c)	EUR	1,061,000	864,441
0.5% 1/15/40 (Reg. S) (c)	EUR	1,722,000	1,197,181
0.75% 7/15/27 (Reg. S) (c)	EUR	866,000	794,909
2.5% 1/15/33 (c)	EUR	80,000	78,579
4% 1/15/37 (c)	EUR	30,000	34,116
TOTAL NETHERLANDS			6,264,345
New Zealand - 0.2%
New Zealand Government:
0.5% 5/15/24	NZD	318,000	167,800
1.5% 5/15/31	NZD	962,000	433,751
1.75% 5/15/41	NZD	472,000	168,174
2.75% 4/15/25	NZD	485,000	261,919
2.75% 4/15/37 (Reg. S)	NZD	410,000	185,527
TOTAL NEW ZEALAND			1,217,171
Norway - 0.2%
Kingdom of Norway:
1.25% 9/17/31 (Reg. S) (c)	NOK	1,465,000	113,234
1.375% 8/19/30 (Reg. S) (c)	NOK	4,268,000	340,646
1.75% 2/17/27 (Reg. S) (c)	NOK	1,084,000	93,655
2.125% 5/18/32(Reg. S) (c)	NOK	900,000	74,746
3% 3/14/24 (c)	NOK	3,020,000	277,206
TOTAL NORWAY			899,487
Peru - 0.1%
Peruvian Republic:
5.4% 8/12/34(Reg. S)	PEN	550,000	103,146
5.94% 2/12/29	PEN	956,000	210,423
6.15% 8/12/32	PEN	684,000	141,890
6.7142% 2/12/55	PEN	500,000	94,695
TOTAL PERU			550,154
Poland - 0.4%
Polish Government:
0% 2/10/25 (Reg. S)	EUR	41,000	37,000
0.75% 4/25/25	PLN	830,000	142,447
1% 3/7/29 (Reg. S)	EUR	309,000	251,410
1.25% 10/25/30	PLN	396,000	51,605
1.75% 4/25/32	PLN	2,600,000	332,772
2% 3/8/49 (Reg. S)	EUR	17,000	11,374
2.5% 4/25/24	PLN	6,238,000	1,171,791
2.5% 7/25/27	PLN	3,047,000	496,689
4% 10/25/23	PLN	97,000	18,923
4% 4/25/47	PLN	96,000	11,909
TOTAL POLAND			2,525,920
Portugal - 0.5%
Portugal Obrigacoes Do Tesouro:
0.475% 10/18/30 (Reg. S) (c)	EUR	728,000	586,852
0.9% 10/12/35 (Reg. S) (c)	EUR	734,000	537,225
1.65% 7/16/32 (Reg. S) (c)	EUR	63,000	53,738
1.95% 6/15/29 (Reg. S) (c)	EUR	458,000	426,161
2.875% 10/15/25 (Reg. S) (c)	EUR	22,000	21,988
2.875% 7/21/26(Reg. S) (c)	EUR	333,000	332,956
4.125% 4/14/27 (Reg. S) (c)	EUR	524,000	549,203
Portuguese Republic 2.25% 4/18/34 (c)	EUR	260,000	231,778
TOTAL PORTUGAL			2,739,901
Romania - 0.3%
Romanian Republic:
1.375% 12/2/29 (Reg. S)	EUR	567,000	366,754
2.125% 3/7/28 (Reg. S)	EUR	470,000	354,680
2.5% 10/25/27	RON	4,950,000	745,113
2.875% 5/26/28 (Reg. S)	EUR	32,000	24,713
2.875% 4/13/42 (Reg. S)	EUR	60,000	30,074
3.375% 1/28/50 (Reg. S)	EUR	54,000	27,116
4.125% 3/11/39	EUR	145,000	92,219
TOTAL ROMANIA			1,640,669
Russia - 0.0%
Ministry of Finance of the Russian Federation 7.6% 12/31/49 (e)(f)	RUB	4,237,000	22,170
Saudi Arabia - 0.0%
Kingdom of Saudi Arabia 2% 7/9/39 (Reg. S)	EUR	163,000	115,298
Singapore - 0.5%
Republic of Singapore:
, yield at date of purchase 0.6921% 10/1/51	SGD	140,000	72,809
1.75% 2/1/23	SGD	1,010,000	699,355
2% 2/1/24	SGD	147,000	100,476
2.125% 6/1/26	SGD	271,000	179,280
2.25% 8/1/36	SGD	768,000	464,065
2.375% 7/1/39	SGD	325,000	197,500
2.625% 5/1/28	SGD	1,016,000	673,743
2.625% 8/1/32	SGD	310,000	200,144
2.75% 4/1/42	SGD	160,000	101,473
2.75% 3/1/46	SGD	20,000	12,602
TOTAL SINGAPORE			2,701,447
Slovakia - 0.2%
Slovakia Republic:
0.125% 6/17/27 (Reg. S)	EUR	288,000	248,706
0.25% 5/14/25 (Reg. S)	EUR	84,000	77,720
1% 10/9/30 (Reg. S)	EUR	110,000	90,738
1.625% 1/21/31 (Reg. S)	EUR	348,000	301,893
1.875% 3/9/37 (Reg. S)	EUR	185,000	141,584
3% 2/28/23 (Reg. S)	EUR	52,000	51,112
TOTAL SLOVAKIA			911,753
Slovenia - 0.1%
Republic of Slovenia:
0.125% 7/1/31(Reg. S)	EUR	288,000	216,729
1.1875% 3/14/29 (Reg. S)	EUR	110,000	96,439
1.25% 3/22/27 (Reg. S)	EUR	84,000	78,018
1.75% 11/3/40 (Reg. S)	EUR	89,000	64,503
2.125% 7/28/25 (Reg. S)	EUR	64,000	63,335
2.25% 3/3/32 (Reg. S)	EUR	230,000	206,540
TOTAL SLOVENIA			725,564
Spain - 3.8%
Spanish Kingdom:
0% 4/30/23	EUR	32,000	31,047
0% 5/31/24	EUR	2,574,000	2,434,027
0% 1/31/26	EUR	3,427,000	3,092,776
0% 1/31/27	EUR	880,000	768,193
0.25% 7/30/24(Reg. S) (c)	EUR	1,340,000	1,268,544
0.5% 4/30/30 (Reg. S) (c)	EUR	143,000	117,037
0.5% 10/31/31 (Reg. S) (c)	EUR	756,000	586,035
0.6% 10/31/29 (Reg. S) (c)	EUR	574,000	479,012
0.7% 4/30/32 (Reg. S) (c)	EUR	140,000	108,746
0.8% 7/30/27 (Reg. S) (c)	EUR	1,203,000	1,079,125
0.85% 7/30/37 (Reg. S) (c)	EUR	1,258,000	849,755
1% 7/30/42(Reg. S) (c)	EUR	171,000	108,066
1% 10/31/50 (Reg. S) (c)	EUR	1,856,000	988,048
1.2% 10/31/40 (Reg. S) (c)	EUR	2,179,000	1,460,585
1.25% 10/31/30 (Reg. S) (c)	EUR	1,376,000	1,176,428
1.3% 10/31/26 (c)	EUR	150,000	140,202
1.4% 4/30/28 (Reg. S) (c)	EUR	100,000	91,024
1.45% 10/31/27 (c)	EUR	100,000	92,262
1.45% 4/30/29 (Reg. S) (c)	EUR	2,826,000	2,534,460
1.5% 4/30/27 (Reg. S) (c)	EUR	157,000	146,382
1.6% 4/30/25 (c)	EUR	243,000	234,031
1.85% 7/30/35 (Reg. S) (c)	EUR	480,000	394,331
1.95% 4/30/26 (Reg. S) (c)	EUR	2,712,000	2,609,307
1.95% 7/30/30 (Reg. S) (c)	EUR	26,000	23,591
2.15% 10/31/25 (Reg. S) (c)	EUR	44,000	42,863
2.35% 7/30/33 (Reg. S) (c)	EUR	292,000	261,967
2.55% 10/31/32 (Reg. S) (c)	EUR	600,000	549,011
2.7% 10/31/48 (c)	EUR	189,000	157,421
5.15% 10/31/28 (c)	EUR	80,000	88,266
TOTAL SPAIN			21,912,542
Sweden - 0.1%
Sweden Kingdom:
0.75% 11/12/29 (c)	SEK	3,965,000	320,942
2.25% 6/1/32	SEK	1,900,000	172,908
TOTAL SWEDEN			493,850
Switzerland - 0.6%
Switzerland Confederation:
0% 6/22/29 (Reg. S)	CHF	3,192,000	3,011,819
0% 6/26/34 (Reg. S)	CHF	24,000	21,131
0% 7/24/39 (Reg. S)	CHF	383,000	319,535
1.25% 5/28/26	CHF	35,000	36,011
3.5% 4/8/33	CHF	45,000	55,874
TOTAL SWITZERLAND			3,444,370
Thailand - 1.0%
Kingdom of Thailand:
1.45% 12/17/24	THB	5,595,000	146,218
1.6% 12/17/29	THB	4,153,000	100,361
1.6% 6/17/35	THB	14,678,000	307,137
2% 6/17/42	THB	7,800,000	151,555
2.125% 12/17/26	THB	69,582,000	1,812,734
2.4% 12/17/23	THB	100,533,000	2,680,034
2.875% 6/17/46	THB	9,832,000	206,901
3.3% 6/17/38	THB	13,193,000	324,474
3.4% 6/17/36	THB	3,260,000	82,989
3.65% 6/20/31	THB	2,464,000	68,132
3.775% 6/25/32	THB	1,580,000	43,956
3.85% 12/12/25	THB	1,091,000	30,245
TOTAL THAILAND			5,954,736
United Kingdom - 2.7%
United Kingdom, Great Britain and Northern Ireland:
0.125% 1/31/23 (Reg. S)	GBP	13,000	14,377
0.25% 7/31/31 (Reg. S)	GBP	1,137,000	898,751
0.375% 10/22/30 (Reg. S)	GBP	1,087,000	897,111
0.5% 1/31/29(Reg. S)	GBP	432,000	378,709
0.625% 6/7/25	GBP	34,000	34,388
0.625% 7/31/35 (Reg. S)	GBP	2,162,000	1,548,556
0.625% 10/22/50 (Reg. S)	GBP	2,155,000	1,106,860
0.875% 1/31/46 (Reg. S)	GBP	665,000	396,404
1% 4/22/24(Reg. S)	GBP	2,944,000	3,128,839
1.25% 7/22/27	GBP	42,000	40,404
1.25% 10/22/41 (Reg. S)	GBP	4,039,076	2,837,126
1.25% 7/31/51(Reg. S)	GBP	696,000	428,744
1.5% 7/22/47	GBP	195,000	133,976
1.625% 10/22/28	GBP	37,000	35,281
1.625% 10/22/54 (Reg. S)	GBP	769,000	526,321
1.75% 9/7/37 (Reg. S)	GBP	227,000	183,462
1.75% 1/22/49(Reg. S)	GBP	742,000	537,637
1.75% 7/22/57 (Reg. S)	GBP	1,444,000	1,041,948
4.25% 6/7/32	GBP	1,338,000	1,508,172
4.25% 9/7/39	GBP	13,000	14,508
4.25% 12/7/40	GBP	19,000	21,557
4.25% 12/7/55	GBP	30,000	36,520
TOTAL UNITED KINGDOM			15,749,651
TOTAL GOVERNMENT OBLIGATIONS (Cost $506,207,562)			392,563,576

Supranational Obligations - 3.3%
		Principal Amount (a)	Value ($)
African Development Bank:
0.125% 10/7/26	EUR	41,000	36,099
0.875% 5/24/28	EUR	87,000	76,392
1.1% 12/16/26	AUD	260,000	143,882
1.125% 6/18/25 (Reg. S)	GBP	80,000	80,451
Agence Francaise de Developpement 0% 3/25/25 (Reg. S)	EUR	1,600,000	1,482,739
Asian Development Bank:
1.125% 12/15/25	GBP	32,000	31,662
1.375% 3/7/25	GBP	25,000	25,490
1.625% 1/28/25	CAD	290,000	198,907
2.45% 1/17/24	AUD	65,000	40,743
3.3% 8/8/28 (Reg. S)	AUD	55,000	32,721
4.65% 2/16/27	CAD	700,000	524,502
Corporacion Andina de Fomento 1.625% 6/3/25 (Reg. S)	EUR	198,000	184,761
Council of Europe Development Bank:
0% 4/9/27 (Reg. S)	EUR	33,000	28,524
0.125% 5/25/23	EUR	23,000	22,288
0.375% 10/27/22 (Reg. S)	EUR	49,000	48,004
European Financial Stability Facility:
0% 11/17/22 (Reg. S)	EUR	79,000	77,350
0% 10/13/27 (Reg. S)	EUR	85,000	72,712
0.05% 10/17/29 (Reg. S)	EUR	23,000	18,576
0.05% 1/18/52	EUR	225,000	98,831
0.125% 10/17/23 (Reg. S)	EUR	250,000	240,104
0.625% 10/16/26 (Reg. S)	EUR	466,000	421,751
0.7% 1/20/50 (Reg. S)	EUR	176,000	102,728
0.75% 5/3/27 (Reg. S)	EUR	43,000	38,664
0.875% 4/10/35 (Reg. S)	EUR	610,000	459,720
1.25% 5/24/33 (Reg. S)	EUR	299,000	245,991
1.45% 9/5/40 (Reg. S)	EUR	1,125,000	856,466
European Investment Bank:
0% 6/17/27	EUR	215,000	186,025
0% 9/9/30 (Reg. S)	EUR	109,000	85,364
0.05% 10/13/34 (Reg. S)	EUR	1,627,000	1,110,120
0.125% 6/20/29 (Reg. S)	EUR	578,000	474,248
0.375% 7/16/25	EUR	577,000	533,901
0.375% 4/14/26 (Reg. S)	EUR	413,000	375,039
0.875% 12/15/23 (Reg. S)	GBP	145,000	154,766
1% 9/21/26 (Reg. S)	GBP	226,000	215,720
1% 4/14/32	EUR	736,000	606,747
1.125% 4/13/33 (Reg. S)	EUR	265,000	214,785
1.375% 3/7/25 (Reg. S)	GBP	504,000	514,007
1.5% 1/26/24	NOK	740,000	66,340
1.75% 7/30/24 (Reg. S)	CAD	69,000	47,979
1.75% 11/12/26 (Reg. S)	SEK	240,000	20,228
2.375% 1/18/23 (Reg. S)	CAD	294,000	211,920
2.7% 1/12/23	AUD	72,000	45,993
European Stability Mechanism:
0.01% 3/4/30	EUR	35,000	27,759
0.75% 3/15/27	EUR	184,000	165,723
0.75% 9/5/28 (Reg. S)	EUR	48,000	41,805
0.875% 7/18/42 (Reg. S)	EUR	266,000	176,613
1.125% 5/3/32 (Reg. S)	EUR	47,000	38,943
1.2% 5/23/33 (Reg. S)	EUR	37,000	30,135
1.625% 11/17/36 (Reg. S)	EUR	218,000	176,467
1.85% 12/1/55 (Reg. S)	EUR	186,000	146,229
European Union:
0% 11/4/25 (Reg. S)	EUR	1,426,000	1,298,479
0% 10/4/30 (Reg. S)	EUR	169,000	132,264
0% 7/4/35 (Reg. S)	EUR	1,357,000	900,553
0.1% 10/4/40 (Reg. S)	EUR	946,000	543,627
0.3% 11/4/50 (Reg. S)	EUR	442,000	215,347
0.45% 7/4/41 (Reg. S)	EUR	162,000	98,487
0.45% 5/2/46 (Reg. S)	EUR	50,000	28,169
0.875% 3/11/37 (Reg. S)	EUR	100,000	72,394
1.125% 4/4/36 (Reg. S)	EUR	94,000	72,627
1.25% 4/4/33 (Reg. S)	EUR	1,418,000	1,167,774
1.25% 2/4/43 (Reg. S)	EUR	172,000	121,465
Inter-American Development Bank:
1.25% 12/15/25	GBP	308,000	305,856
1.7% 10/10/24	CAD	100,000	69,205
3.15% 6/26/29	AUD	120,000	69,680
International Bank for Reconstruction & Development:
0% 1/15/27	EUR	1,828,000	1,592,370
0.01% 4/24/28	EUR	687,000	574,676
1% 12/19/22	GBP	19,000	21,124
1% 12/21/29	GBP	248,000	212,925
1.2% 8/8/34	EUR	23,000	18,294
1.8% 7/26/24	CAD	87,000	60,648
2.2% 2/27/24	AUD	207,000	129,046
2.25% 1/17/23	CAD	93,000	67,105
2.5% 8/3/23	CAD	68,000	48,568
International Development Association 0.7% 1/17/42 (Reg. S)	EUR	207,000	134,176
International Finance Corp.:
1.375% 9/13/24	CAD	196,000	135,123
3.15% 6/26/29 (Reg. S)	AUD	90,000	52,330
Nordic Investment Bank 1.125% 12/15/23 (Reg. S)	GBP	40,000	42,823
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $27,366,128)			19,442,049

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
France - 0.1%
Engie SA:
1.5% (Reg. S) (b)(g)	EUR	300,000	224,554
1.625% (Reg. S) (b)(g)	EUR	100,000	85,887
Suez SA 1.625% (Reg. S) (b)(g)	EUR	100,000	81,303
TOTAL FRANCE			391,744
Italy - 0.0%
Enel SpA 1.375% (Reg. S) (b)(g)	EUR	150,000	108,801
Luxembourg - 0.0%
Aroundtown SA 3.375% (Reg. S) (b)(g)	EUR	100,000	63,703
Netherlands - 0.1%
Iberdrola International BV:
1.825% (Reg. S) (b)(g)	EUR	100,000	69,966
2.625% (Reg. S) (b)(g)	EUR	100,000	93,203
3.25% (Reg. S) (b)(g)	EUR	100,000	92,125
TOTAL NETHERLANDS			255,294
United Kingdom - 0.0%
SSE PLC 3.74% (Reg. S) (b)(g)	GBP	216,000	206,711
TOTAL PREFERRED SECURITIES (Cost $1,187,469)			1,026,253

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (h) (Cost $18,451,680)	18,447,990	18,451,680

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $770,633,084)	604,274,364
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(20,022,922)
NET ASSETS - 100.0%	584,251,442

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

CAD	968,000	USD	739,189	HSBC Bank	10/03/22	(38,425)
CAD	43,369,241	USD	31,542,413	Royal Bank of Canada	10/03/22	(146,141)
USD	31,315	CAD	41,000	Bank of America, N.A.	10/03/22	1,634
USD	42,077	CAD	56,000	Bank of America, N.A.	10/03/22	1,536
USD	1,200,138	CAD	1,580,000	HSBC Bank	10/03/22	56,329
USD	32,574,705	CAD	42,667,000	Royal Bank of Canada	10/03/22	1,686,805
AUD	3,799,907	USD	2,446,000	Bank of America, N.A.	10/04/22	(15,390)
EUR	1,230,549	USD	1,205,606	HSBC Bank	10/04/22	394
EUR	5,928,182	USD	5,814,361	JPMorgan Chase Bank, N.A.	10/04/22	(4,446)
GBP	93,088	USD	103,913	Citibank, N. A.	10/04/22	25
IDR	2,589,883,400	USD	170,231	Citigroup Global Markets, Inc.	10/04/22	(152)
JPY	179,903,115	USD	1,242,717	Bank of America, N.A.	10/04/22	309
MXN	9,717,635	USD	482,575	State Street Bank and Trust Co	10/04/22	(59)
NOK	823,745	USD	75,629	Bank of America, N.A.	10/04/22	23
EUR	9,705,000	USD	9,526,904	HSBC Bank	11/01/22	3,422
GBP	2,633,000	USD	2,941,351	Citibank, N. A.	11/01/22	369
JPY	51,100,000	USD	353,895	Bank of America, N.A.	11/01/22	124
USD	17,071,506	AUD	26,279,000	Bank of America, N.A.	11/01/22	256,257
USD	2,119,035	AUD	3,291,000	Bank of America, N.A.	11/01/22	13,210
USD	31,457,358	CAD	43,255,000	Royal Bank of Canada	11/01/22	146,390
USD	5,934,094	CHF	5,785,000	State Street Bank and Trust Co	11/01/22	56,191
USD	105,473,553	CNY	753,155,000	BNP Paribas S.A.	11/01/22	(491,200)
USD	1,136,788	COP	5,222,800,000	State Street Bank and Trust Co	11/01/22	10,303
USD	2,032,821	CZK	51,030,000	HSBC Bank	11/01/22	5,736
USD	1,895,359	DKK	14,351,000	JPMorgan Chase Bank, N.A.	11/01/22	(138)
USD	5,840,179	EUR	5,943,000	JPMorgan Chase Bank, N.A.	11/01/22	4,143
USD	260,593,091	EUR	265,333,000	Royal Bank of Canada	11/01/22	35,660
USD	38,428,859	GBP	34,660,000	State Street Bank and Trust Co	11/01/22	(295,026)
USD	272,782	HKD	2,140,000	HSBC Bank	11/01/22	(33)
USD	5,704,528	IDR	86,680,300,000	State Street Bank and Trust Co	11/01/22	17,260
USD	79,560,631	JPY	11,456,450,000	HSBC Bank	11/01/22	190,735
USD	14,096,824	KRW	20,062,600,000	JPMorgan Chase Bank, N.A.	11/01/22	176,770
USD	3,831,690	MXN	77,659,000	HSBC Bank	11/01/22	(3,842)
USD	404,512	MXN	8,188,000	State Street Bank and Trust Co	11/01/22	112
USD	5,849,601	MYR	27,148,000	Goldman Sachs Bank USA	11/01/22	(8,997)
USD	942,683	NOK	10,103,000	Bank of America, N.A.	11/01/22	14,641
USD	83,192	NOK	906,000	Bank of America, N.A.	11/01/22	(31)
USD	1,304,609	NZD	2,280,000	Bank of America, N.A.	11/01/22	28,515
USD	788,029	RON	3,997,000	JPMorgan Chase Bank, N.A.	11/01/22	(291)
USD	5,641,259	SEK	62,945,000	Bank of America, N.A.	11/01/22	(37,902)
USD	2,833,587	SGD	4,060,000	HSBC Bank	11/01/22	6,037
USD	6,121,272	THB	231,935,000	JPMorgan Chase Bank, N.A.	11/01/22	(21,265)
USD	1,396,926	CLP	1,379,395,000	State Street Bank and Trust Co	11/02/22	(21,539)
USD	834,943	HUF	361,714,000	HSBC Bank	11/02/22	4,335
USD	1,237,586	ILS	4,386,000	Citibank, N. A.	11/02/22	4,497
USD	592,006	PEN	2,346,000	State Street Bank and Trust Co	11/02/22	5,497
USD	2,321,466	PLN	11,543,000	HSBC Bank	11/02/22	4,145

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,646,527

Unrealized Appreciation						2,731,404
Unrealized Depreciation						(1,084,877)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
CHF	-	Swiss franc
CLP	-	Chilean peso
CNY	-	Chinese yuan
COP	-	Colombian peso
CZK	-	Czech koruna
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound sterling
HKD	-	Hong Kong dollar
HUF	-	Hungarian forint
IDR	-	Indonesian rupiah
ILS	-	Israeli shekel
JPY	-	Japanese yen
KRW	-	Korean won
MXN	-	Mexican peso
MYR	-	Malyasian ringgit
NOK	-	Norwegian krone
NZD	-	New Zealand dollar
PEN	-	Peruvian new sol
PLN	-	Polish zloty
RON	-	Romanian leu (new)
RUB	-	Russian ruble
SEK	-	Swedish krona
SGD	-	Singapore dollar
THB	-	Thai baht
USD	-	U.S. dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,757,697 or 10.2% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Non-income producing - Security is in default.
(f)	Level 3 security
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	4,534,506	232,408,711	218,491,537	31,468	-	-	18,451,680	0.0%
Total	4,534,506	232,408,711	218,491,537	31,468	-	-	18,451,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations, Supranational Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.